Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	117.50%
Innovator Equity Defined Protection ETF® - 1 Yr May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator Equity Defined Protection ETF® - 1 Yr May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $594.58 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(18.80%)